4. Equipment	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Note 4. Equipment
		March 31, 2016			December 31, 2015
	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Office equipment	$60	$49	$11	$57	$46	$11
Computer equipment	301	252	49	277	232	45
Field equipment	194	147	47	182	134	48
Buildings	43	37	6	40	35	5
	$598	$485	$113	$556	$447	$109